STOCKHOLDERS' EQUITY AND MEZZANINE EQUITY - Common stock (Details) - $ / shares	Feb. 28, 2026	Feb. 24, 2026	Nov. 30, 2025	Jul. 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Oct. 17, 2024	Feb. 29, 2024	Dec. 31, 2023
STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY
Common stock, shares authorized	300,000,000		350,000,000			350,000,000		350,000,000	350,000,000
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	29,579,313		18,888,289			96,000,040
Common stock, shares outstanding	29,579,313	29,579,313	18,888,289			96,000,040
Temporary Equity, Shares Issued			15,951,675	15,951,675
Eagle Energy
STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY
Common stock, shares authorized		350,000,000
Common stock, par value (in dollars per share)		$ 0.0001
Common stock, subject to possible redemption
STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY
Common stock, shares authorized			350,000,000			350,000,000		350,000,000	350,000,000
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Temporary Equity, Shares Issued	0		2,750,000			0
Temporary Equity, Shares Outstanding	0		2,750,000